Other Income	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Other income

18. Other income

	For the year ended December 31,
	2023	2024	2025
	MYR	MYR	MYR	USD
Interest income	1,544	316	7	2
Foreign exchange loss	(9,591)	(121,774)	(82,786)	(20,411)
Other income	42,140	294,751	301,987	74,454
Total other income	34,093	173,293	219,208	54,045